CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 83,160
Property, plant and equipment	144	€ 190
Loan receivable		718
Long term prepaid expenses	146
Total non-current assets	83,450	908
Current assets
Prepayments and other receivables	9,611	5,782
Cash	438,522	53,092
Total current assets	448,133	58,874
Total assets	531,583	59,782
Equity
Share capital	599,191	83,876
Other reserves	4,691	591
Accumulated loss	(119,361)	(34,676)
Total equity	484,521	49,791
Non-current liabilities
Deferred revenue	4,492
Lease liability	56	111
Derivative earnout liability	7,053
Total non-current liabilities	11,601	111
Current liabilities
Trade and other payables	18,503	9,827
Deferred revenue	13,008
Lease liability	62	53
Derivative warrant liabilities	3,888
Total current liabilities	35,461	9,880
Total equity and liabilities	€ 531,583	€ 59,782